Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Assets:
Cash and Cash Equivalents, at Carrying Value	$ 28,502,000	$ 27,623,000
Cash and Cash Equivalents	28,502,000	27,623,000
Certificates of Deposit with Other Banks	1,100,000	1,100,000
Certificates of Deposits with Other Banks	1,100,000	1,100,000
Investments	717,586,000	706,356,000
Investment Securities	711,612,000	706,569,000
Financing Receivable, after Allowance for Credit Loss	549,917,000	499,497,000
Loans Receivable, Net	528,174,000	508,024,000
Federal Home Loan Bank ("FHLB") Stock, at Cost	651,000	586,000
FHLB Stock	651,000	586,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	968,054,000	958,601,000
Certificate Accounts	138,382,000	157,201,000
Advances from Federal Home Loan Banks	0
Other Borrowed Money	27,588,000	26,785,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Certificates of Deposit	142,031,000	157,362,000
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	28,502,000	27,623,000
Certificates of Deposits with Other Banks	0	0
Investment Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	651,000	586,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	968,054,000	958,601,000
Certificate Accounts	0	0
Other Borrowed Money	27,588,000	26,785,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	1,100,000	1,100,000
Investment Securities	711,612,000	706,569,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	138,382,000	157,201,000
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment Securities	0	0
Loans Receivable, Net	528,174,000	508,024,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	$ 0	$ 0